See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Share
Amount Value
Common Stock (97.6%)
(a)
Communication Services ( 7.6% )
Alphabet, Inc., Class A 96,780 $ 23,527,218
The Walt Disney Co. 213,675 24,465,788
Warner Bros Discovery, Inc.
(b)
1,298,080 25,351,502
73,344,508
Consumer Discretionary ( 5.7% )
General Motors Co. 456,750 27,848,047
Mohawk Industries, Inc.
(b)
207,340 26,730,273
54,578,320
Consumer Staples ( 6.0% )
Albertsons Cos., Inc., Class A 1,468,670 25,716,411
Nestle SA, ADR 348,370 31,969,915
57,686,326
Energy ( 8.2% )
Coterra Energy, Inc. 1,313,490 31,064,038
EQT Corp. 463,355 25,220,413
Kinder Morgan, Inc. 802,855 22,728,825
79,013,276
Financials ( 21.9% )
Bank of America Corp. 569,815 29,396,756
Berkshire Hathaway, Inc., Class B
(b)
48,915 24,591,527
Capital One Financial Corp. 136,360 28,987,409
Citigroup, Inc. 298,940 30,342,410
Fidelity National Information Services, Inc. 415,345 27,387,849
PayPal Holdings, Inc.
(b)
318,880 21,384,093
Wells Fargo & Co. 280,615 23,521,149
Willis Towers Watson PLC 75,545 26,097,020
211,708,213
Health Care ( 18.4% )
GE HealthCare Technologies, Inc. 294,355 22,106,061
Hologic , Inc.
(b)
421,320 28,434,887
Incyte Corp.
(b)
254,125 21,552,341
Perrigo Co. PLC 1,104,735 24,602,448

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025
Share
Amount Value
Health Care (18.4%) (continued)
Regeneron Pharmaceuticals, Inc. 34,345 $ 19,311,163
Teva Pharmaceutical Industries, Ltd., ADR
(b)
1,712,480 34,592,096
Zimmer Biomet Holdings, Inc. 275,175 27,104,738
177,703,734
Industrials ( 7.8% )
CSX Corp. 722,125 25,642,659
Huntington Ingalls Industries, Inc. 87,160 25,094,236
Southwest Airlines Co. 759,740 24,243,303
74,980,198
Information Technology ( 13.9% )
Applied Materials, Inc. 119,180 24,400,913
Check Point Software Technologies, Ltd.
(b)
105,445 21,817,625
Flex, Ltd.
(b)
341,755 19,811,537
Kyndryl Holdings, Inc.
(b)
611,250 18,355,838
Marvell Technology, Inc. 258,270 21,712,759
QUALCOMM, Inc. 169,775 28,243,769
134,342,441
Materials ( 3.6% )
Barrick Mining Corp. 417,235 13,672,791
International Paper Co. 463,830 21,521,712
35,194,503
Utilities ( 4.5% )
Public Service Enterprise Group, Inc. 236,360 19,726,606
The AES Corp. 1,780,520 23,431,643
43,158,249
Total Common Stock (97.6%) (cost $758,662,074) 941,709,768

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
September 30, 2025
Share
Amount Value
Short-Term Investments (3.0%)
Money Market Fund ( 3.0% )
First American Government Obligations Fund, Class X, 4.0 5%
(c)
29,105,509 $ 29,105,509
Total Short-Term Investments (3.0%) (cost $29,105,509) 29,105,509
Investments, at value (100.6%) (cost $787,767,583) $ 970,815,277
Other Liabilities Less Assets (-0.6%) (5,316,658)
Net Assets (100.0%) $ 965,498,619
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s institutional class shares 7-day yield as of September 30,
2025.
ADR American Depositary Receipt
PLC Public Limited Company

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 15, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the
“Act”). The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the
Institutional Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated
Quotation system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated Sound Shore Management, Inc.
(the "Adviser"), as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025
valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the
Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs pursuant to its fair valuation procedures if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold.
Fair valuation could result in a NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the Adviser’s fair valuation procedures. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of September 30,
2025:

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
September 30, 2025
At September 30, 2025, all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis.
3. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the schedule of investments as of the date the schedule of investments were issued.
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 941,709,768 $ – $ – $ 941,709,768
Short-Term Investments 29,105,509 – – 29,105,509
Total Investments $ 970,815,277 $ – $ – $ 970,815,277